Share-based Compensation - Share-based Payment Arrangement, Option, Activity (Detail) - Share-based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	198,639,094
Weighted average exercise price, Outstanding	$ 0.0024
Global Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding	205,384,609
Number of options, Granted	5,260,568	144,204,800
Number of options, Exercised	(1,750,000)
Number of options, Forfeited	(10,256,083)
Number of options, Outstanding	198,639,094	205,384,609
Number of options, Vested and exercisable	159,659,897
Weighted average exercise price, Outstanding	$ 0.0387
Weighted average exercise price, Granted	0.0024
Weighted average exercise price, Exercised	0.03
Weighted average exercise price, Forfeited	0.0039
Weighted average exercise price, Outstanding	0.0024	$ 0.0387
Weighted average exercise price, Vested and exercisable	$ 0.0024